REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,518	$ 141,018
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,588	141,018
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,930	$ 0